Investment Strategy	Feb. 25, 2026
Cambria Endowment Style 2 ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is actively managed and is designed to provide exposure to multiple major asset classes (e.g., equities, fixed income, real assets and alternatives) in U.S., foreign developed, and emerging markets (i.e., an “endowment style” strategy). The Fund seeks opportunities for positive returns independent of the direction of the overall market with an aggressive risk profile by investing primarily in a portfolio of U.S.-listed exchange-traded funds, exchange-traded products (collectively with exchange-traded funds, “Underlying ETFs”), or individual equities. The Fund may at times employ leverage by investing in exchange-traded futures contracts to gain additional exposure to certain markets or assets. Futures contracts have an inherent leverage built into them since, by posting a specified margin, an investor can achieve much larger notional exposure.
The Fund’s investments in Underlying ETFs may be selected for their ability to represent an asset class, a particular sector (e.g., information technology companies), or a subset of an asset class (e.g., small cap value companies), or based on factors such as their risk adjusted return, alpha, strategy (e.g., growth or value), or other factors that help the Fund achieve broad exposure across asset classes.
Under normal market conditions, the Fund expects to have notional exposure of between 100% and 150% of its total assets in futures contracts on U.S. Treasury instruments and in Underlying ETFs that provide exposure to various investment asset classes (e.g., equities, fixed income, real estate, commodities, and currencies) and factors (e.g., value, momentum, and trend investing). The Fund invests in Underlying ETFs or individual equities to gain exposure to undervalued markets and securities, according to various valuation metrics, such as the price-to-earnings ratio, while seeking to avoid overvalued markets and securities through the use of systematic quantitative screens. The Fund also invests in Underlying ETFs or individual equities with momentum or trend following strategies. Momentum and trend following strategies, both of which are based on quantitative and algorithmic models, attempt to (1) invest in assets when their prices are in an uptrend (i.e., prices are increasing over a specified time period) and/or increasing relative to the prices of other assets, and (2) sell assets when their prices are in a downtrend (i.e., prices are decreasing over a specified time period) and/or decreasing relative to the prices of other assets.
Under normal market conditions, the Fund’s investment sub-adviser, Cambria Investment Management, L.P. (“Cambria” or the “Sub-Adviser”), expects to select Underlying ETFs or individual equities that provide notional exposure of more than 50% of its portfolio to equity securities with smaller exposures to fixed income securities, real assets, and various hedge and trend strategies. Examples of hedge and trend strategies include, but are not limited to, global macro strategies, long-short strategies, managed futures strategies, and relative strength strategies. The Fund’s particular exposures across asset classes and strategies are expected to fluctuate in response to market conditions and investment opportunities. In seeking exposure to certain strategies, the Fund may have significant exposure to individual equities that occupy the largest weights in leading market capitalization-based indices, which may result in significant exposure to information technology companies, including semiconductor and software companies.
The Fund’s equity allocation is expected to include long positions in Underlying ETFs that invest primarily in the equity securities of foreign companies. The Fund defines foreign companies as those domiciled or listed and traded outside of the U.S. The Fund defines equity exposure to include Underlying ETFs that track the performance of stock indices, closed-end funds, real estate investment trusts (“REITs”), exchange-traded currency trusts, common stock, preferred stock and convertible securities of issuers of any market capitalization. The Fund defines fixed income exposure to include Underlying ETFs that track the performance of fixed income indices, exchange-traded notes, securities issued by the U.S. Government and its agencies, sovereign debt and corporate bonds of any credit quality, including high yield (or “junk”) bonds. The Fund defines real asset exposure to include Underlying ETFs that track the performance of real estate, commodity or currency indices. The Fund’s exposure to these asset classes may focus on specific sectors (e.g., high yield bonds) or commodities (e.g., gold) and may not include all sectors or commodities.
The Fund may invest in instruments that are not Underlying ETFs, but which Cambria believes will help the Fund achieve its investment objective, including futures, options, swap contracts, cash and cash equivalents, and money market funds.
The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions.

Cambria Global EW 2 ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing directly or through other ETFs (each, an “Underlying ETF”) in publicly-traded stocks of companies located around the world. The Fund will predominantly invest in securities of large capitalization companies (i.e., generally those that have a market capitalization of $8 billion or greater), but may also include securities of mid- or small-capitalization companies. The Fund invests without limit in foreign securities and any country, including countries with developing or emerging markets.
For the Fund’s investments in individual equity securities, the Fund’s investment sub-adviser, Cambria Investment Management, L.P. (the “Sub-Adviser”), selects from publicly-traded companies from around the world, considering market capitalization, liquidity, and other tradability factors (e.g., impediments to accessing the markets on which a security trades). The Fund is expected to allocate a majority of the weight from individual equity securities to companies whose market capitalization is generally among the 500 largest publicly-traded companies from around the world.
The Fund may invest in common stocks, preferred stocks, depositary receipts (which may be sponsored or unsponsored), real estate investment trusts (“REITs”), and other ETFs. A sponsored depositary receipt is issued by a depositary that has an exclusive relationship with the issuer of the underlying security. An unsponsored depositary receipt may be issued by any number of depositaries without the participation of the underlying issuer. For Chinese companies, the Fund may invest in China H-Shares listed on the Hong Kong Stock Exchange, and the Fund does not anticipate investing in China A-Shares, which are securities issued by companies incorporated in mainland China and traded on a Chinese exchange. The Sub-Adviser may also invest in an equivalent security, such as a global depositary receipt, if available.
Additionally, the Sub-Adviser may use Underlying ETFs as an efficient way to gain exposure to certain countries or regions and which have comparable characteristics, such as market capitalization, of the desired exposure. Under normal market conditions, the Fund will invest in at least three (though typically significant more) different countries, including the United States. The Fund’s investments in Underlying ETFs may be selected for their ability to represent a country or region, a particular sector (e.g., information technology companies), or based on factors such as their strategy (e.g., growth or value) or other factors that help the Fund achieve broad global equity exposure.
The Fund’s portfolio is rebalanced at least annually but may be rebalanced more frequently in the Sub-Adviser’s sole discretion.
Cambria US Large Cap Equity ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing directly or through other ETFs (each, an “Underlying ETF”) in publicly-traded stocks of U.S. companies. The Fund will predominantly invest in securities of large capitalization companies (i.e., generally those that have a market capitalization of $8 billion or greater), but may also include securities of mid- or small-capitalization companies. The Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of large capitalization U.S. companies.
For the Fund’s investments in individual equity securities, the Fund’s investment sub-adviser, Cambria Investment Management, L.P. (“Cambria” or the “Sub-Adviser”), selects from among the largest publicly-traded U.S. companies, considering market capitalization, liquidity, and other tradability factors (e.g., avoiding securities with unusual structures, operational impacts, or tax considerations) to create broad-based exposure to the U.S. large cap equity market. The Fund will typically hold a large number of securities, generally in excess of 100 companies. The Fund is expected to allocate a majority of the weight from individual equity securities to companies whose market capitalization is generally among the 500 largest publicly-traded companies from the U.S.
The Fund may invest in equity securities, including common stocks, depositary receipts, real estate investment trusts (REITs), and other ETFs.
Additionally, the Sub-Adviser may use Underlying ETFs as an efficient way to gain exposure to certain segments of the market or certain factors to ensure broad-based representation of the large capitalization U.S. equity market. The Fund’s investments in Underlying ETFs may be selected for their ability to represent a particular industry, sector, factor, theme, or strategy (e.g., growth or value, hedged or buffered equity exposure, or dividend paying stocks) that help the Fund achieve broad U.S. equity exposure.
The Fund’s portfolio is rebalanced at least annually but may be rebalanced more frequently in the Sub-Adviser’s sole discretion.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of large capitalization U.S. companies.